Provisions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total current provisions	$ 1,778	$ 1,104	$ 2,802	$ 1,848
Total non-current provisions	76	57	165	$ 64
Legal fees expense			$ 500
Provision used, other provisions	86	1,614
Unused provision reversed, other provisions	372	277
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Provision used, other provisions		385
Unused provision reversed, other provisions		100
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Total current provisions		1,130
Total non-current provisions		$ 70